Commitments and contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 25 – Commitments and contingencies

Purchase Commitments

As at June 30, 2018, we had contractual commitments under eight newbuilding contracts totaling $1.7 billion ($1.7 billion as at December 31, 2017). The newbuilding commitments are for eight jack-up contracts that we have with the Dalian shipyard. These contracts are all with limited liability subsidiaries of Seadrill Limited that do not have the benefit of a Seadrill Limited guarantee. We continue discussions with Dalian regarding taking delivery of these units.

The table below shows the maturity schedule for the newbuilding contractual commitments as of June 30, 2018.

(In $ millions)	As at June 30, 2018
2018	1,683
2019	—
2020	—
2021	—

Total purchase commitments	1,683

Legal Proceedings

From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of our drilling units, in the ordinary course of business or in connection with our acquisition or disposal activities. We believe that the resolution of such claims will not have a material impact individually or in the aggregate on our operations or financial condition. Our best estimate of the outcome of the various disputes has been reflected in our consolidated financial statements as at June 30, 2018.

Class action

In December 2014, a purported shareholder class action lawsuit, Fuchs et al. v. Seadrill Limited et al., No. 14-cv-9642 (LGS)(KNF), was filed in U.S. Federal District Court in the Southern District of New York, alleging, among other things, that Seadrill and certain of our executives made materially false and misleading statements in connection with the payment of dividends. In January 2015, a second purported shareholder class action lawsuit, Heron v. Seadrill Limited et al., No. 15-cv-0429 (LGS)(KNF), was filed in the same court on similar grounds. In March 2015, a third purported shareholder class action lawsuit, Glow v. Seadrill Limited et al., No. 15-cv-1770 (LGS)(KNF), was filed in the same court on similar grounds. On March 24, 2015, the court consolidated these complaints into a single action. On June 23, 2015 the court appointed co-lead plaintiffs and co-lead counsel and ordered the co-lead plaintiffs to file a single consolidated amended complaint by July 23, 2015.

The amended complaint was filed on July 23, 2015 alleging, among other things, that Seadrill, North Atlantic Drilling Ltd and certain of their executives made materially false and misleading statements in connection with the payment of dividends, the failure to disclose the risks to the Rosneft transaction as a result of various enacted government sanctions and the inclusion in backlog of $4.1 billion attributable to the Rosneft transaction. The defendants filed their Motion to Dismiss the Complaint on October 13, 2015. The plaintiffs, in turn, filed their Opposition to the Motion to Dismiss on November 12, 2015 and the defendants’ Reply Brief was served on December 4, 2015. On June 21, 2016 the court issued an order granting the defendants’ Motion to Dismiss. On July 15, 2016 the Court entered a judgment dismissing the Complaint with prejudice. The thirty days’ appeal period has expired without appeal and the matter is therefore closed. In connection with the voluntary requests for information concerning, among other things, statements in connection with payment of dividends, the inclusion of contracts in our backlog, and our contracts with Rosneft, we have been notified by the U.S. Securities and Exchange Commission that they are not taking any further action.

Sevan Drilling

On June 29, 2015, Sevan Drilling disclosed that it had initiated an internal investigation into activities with an agent under certain drilling contracts with Petrobras in Brazil, which were entered prior to the separation from the Sevan Marine Group. On October 16, 2015, Sevan Drilling further disclosed that Sevan Drilling ASA, previously the parent company of Sevan Drilling, had been accused of breaches of Sections 276a and 276b of the Norwegian Criminal Code in respect of payments made in connection with the performance during 2012 to 2015 of drilling contracts originally awarded by Petrobras to Sevan Marine ASA in the period between 2005–2008. On May 4, 2018, Sevan Drilling disclosed that Norway’s anti-corruption agency, Økokrim, had completed its investigation and that the charges had been dismissed. Accordingly no loss contingency has been recognized in Seadrill’s Consolidated Financial Statements.

Seabras Sapura joint venture

The Sapura Esmeralda, operates under a temporary Brazilian flag which expires on July 29, 2019. Seabras Sapura is currently in the process of applying for a registration with Brazilian authorities which will either entitle the vessel to permanently fly the Brazilian flag. There is a risk that if no permanent right to fly the Brazilian flag will be obtained, or that the temporary flag will be revoked and Seabras Sapura is unsuccessful in any appeals or in pursuing other available remedies, this could affect the operations of the Sapura Esmeralda and potentially impact its commercial agreements and related financing.

Patent infringement

In January 2015, a subsidiary of Transocean Ltd. filed suit against certain of our subsidiaries for patent infringement. The suit alleges that one of our drilling rigs operating in the U.S. Gulf of Mexico, along with two rigs owned by Seadrill Partners, violated Transocean patents relating to dual-activity. In the same year, we challenged the validity of the patents via the Inter Partes Review process within the U.S. Patent and Trademark Office. The IPR board held in March 2017 that the patents were valid. In May 2017 we appealed to the U.S. Federal Circuit Court of Appeal and in June 2018 the court affirmed the IPR decision. We do not believe that our rig(s) infringed the Transocean patents, which expired in the United States in May 2016, and we will continue to defend ourselves vigorously against this suit. We do not believe that the ultimate liability, if any, resulting from this litigation will have a material effect on our financial position. We have not previously recognized any related loss contingency in our Consolidated Financial Statements as of December 31, 2017 as we do not believe the loss to be probable.